The Company and Summary of Significant Accounting Policies (Details 4) (USD $)	Dec. 31, 2013
Finite Lived Intangible Assets Future Amortization Expense
2014	$ 1,658
2015	1,528
2016	1,528
2017	1,486
2018	$ 1,128